September 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Money Market Obligations Trust (the “Trust”):
Form N-14 for the Reorganizations of Huntington Money Market Fund and Huntington U.S. Treasury Money Market Fund into Federated Prime Cash Obligations Fund and Federated Treasury Obligations Fund

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of Huntington Money Market Fund and Huntington U.S. Treasury Money Market Fund, each a series of The Huntington Funds, for shares of Federated Prime Cash Obligations Fund and Federated Treasury Obligations Funds, each a portfolio of the Trust.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3146 or George F. Magera of Federated Investors, Inc. at (412) 288-1474.

Sincerely,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy

Cc: George F. Magera